Revenue and Other Income (Tables)	12 Months Ended
Jun. 30, 2019
Material Income And Expense [Abstract]
Summary of Revenue
	2019	2018	2017
	A$’000	A$’000	A$’000
Licensing revenue and royalties	14,627	378	333
Service revenue*	1,532	—	—
Total	16,159	378	333

Summary of Other Income
Australian Government R&D grants	907	3,999	10,507
Foreign exchange unrealized gain	443	87	—
Other	—	1	—
Total	1,350	4,087	10,507

Summary of Disaggregated Revenue
			Twelve months to June 30, 2019
	Licensing A$’000	Royalties A$’000	Development activities A$’000	Total A$’000
Services transferred at a point of time	14,179	—	—	14,179
Services transferred over time	192	256	1,532	1,980
	14,371	256	1,532	16,159

			Twelve months to June 30, 2018
	Licensing A$’000	Royalties A$’000	Development activities A$’000	Total A$’000
Services transferred at a point of time	—	—	—	—
Services transferred over time	235	143	—	378
	235	143	—	378